Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,076,780.78
Previously Paid Amount	0.00
Total Fee Amount	13,810.00
Total Offset Amount	658.16
Net Fee	$ 13,151.84